RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

15. RELATED PARTY TRANSACTIONS AND BALANCES

(1)	The relationships between the Group and major related parties are as follows:

Name of the related party	Relationship
Daqo Group Co., Ltd. (“Daqo Group”)	Daqo Group and the Group are controlled by same group of shareholders
Zhenjiang Daqo Solar Co. Ltd.(“Zhenjiang Daqo”)	An affiliated company controlled by Daqo Group
Daqo Solar Co. Ltd (“Daqo Solar”)	An affiliated company controlled by Daqo Group
Daqo New Material Co., Ltd. (“Daqo New Material”)	An affiliated company controlled by Daqo Group
Chongqing Daqo Tailai Electric Co., Ltd. (“Chongqing Daqo Tailai”)	An affiliated company controlled by Daqo Group
Nanjing Daqo Transformer Systems Co., Ltd. (“Nanjing Daqo Transformer”)	An affiliated company controlled by Daqo Group
Jiangsu Daqo Changjiang Electric Co., Ltd. (“Jiangsu Daqo”)	An affiliated company controlled by Daqo Group
Nanjing Daqo Electric Co., Ltd. (“Nanjing Daqo Electric”)	An affiliated company controlled by Daqo Group
Zhenjiang Electric Equipment Co., Ltd. ( “Zhenjiang Electric”)	An affiliated company controlled by Daqo Group
Daqo Investment Co.,Ltd.(“Daqo Investment”)	An affiliated company controlled by Daqo Group
Nanjing Yidian Huichuang Information Technology Co.,Ltd. (“Nanjing Yidian”)	An affiliated company controlled by Daqo Group, and disposed in September 2020

(2)	Related party balances:

The balances due from related parties of continuing and discontinued operations are as follows:

	December 31,
	2020	2021
Amounts due from related parties (continuing operations)
Nanjing Daqo Transformer	$104	$—
Others	25	—
Total	$129	$—

The balances due to related parties – short-term portion of continuing operations are as follows:

	December 31,
	2020	2021
Amounts due to related parties – short term portion (continuing operations)
Nanjing Daqo Transformer	$170	$1,729
Chongqing Daqo Tailai	55	2,085
Daqo New Material	4,549	4,673
Nanjing Daqo Electric	—	981
Jiangsu Daqo	5	612
Zhenjiang Electric	—	231
Others	371	504
Total	$5,150	$10,815

The balance due to related parties – long-term portion (continuing operations) of nil and $4.2 million represents the consideration payables to Daqo Group for the acquisition of Xinjiang Daqo Investment as of December 31, 2021 and 2020, respectively.

(3)	Related party transactions:

The material transactions with Daqo Group and its subsidiaries were as follows:

	Transaction	Year Ended December 31,
Name of Related parties	Nature	2019	2020	2021
Daqo Group	Repayment of interest free loans	$—	$11,597	$4,650
Zhenjiang Daqo	Proceeds from interest free loans	—	4,349	—
	Repayment of interest free loans	—	4,349	—
	Sales	3,987	—	—
Daqo Solar	Proceeds from interest free loans	16,005	18,520	13,213
	Repayment of interest free loans	16,005	18,412	13,483
Nanjing Daqo Transformer	Purchase-fixed assets	12,337	40	12,913
	Proceeds from interest free loans	1,842	—	—
	Repayment of interest free loans	1,842	8,131	—
Chongqing Daqo Tailai	Purchase-fixed assets	15,212	111	17,812
	Proceeds from interest free loans	2,541	—	—
	Repayment of interest free loans	2,541	5,049	—
Jiangsu Daqo	Purchase-fixed assets	4,115	—	5,299
Nanjing Daqo Electric	Purchase-fixed assets	6,229	45	8,553
Zhenjiang Electric	Purchase-raw material	1,700	—	1,967
Nanjing Yidian	Purchase-fixed assets	8,690	1,218	—
	Purchase-raw material	1,625	560	—
Total	Sales	$3,987	$—	—
	Purchase-fixed assets	$46,583	$1,414	44,577
	Purchase-raw material	$3,325	$560	1,967
	Proceeds from related parties loans	$20,388	$22,869	13,213
	Repayment of related parties loans	$20,388	$47,538	18,133